Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of Balance Sheets	Balance Sheets
	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	6,349,655	34,314,420	4,975,123
Deferred offering expenses	8,022,885	—	—
Due from a related party	2,467,395	1,044,993	151,510
Total current assets	16,839,935	35,359,413	5,126,633

Non-current assets:
Investment in subsidiaries, VIE and VIE’s subsidiaries	405,505,951	220,666,567	29,093,917
Amounts due from subsidiaries, VIE and VIE’s subsidiaries	—	114,574,974	16,611,811
Total non-current assets	405,505,951	315,241,541	45,705,728
Total assets	422,345,886	350,600,954	50,832,361

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Amounts due to subsidiaries and VIE	14,289,073	—	—
Accrued expenses and other liabilities	2,979,365	487,302	70,653
Total current liabilities	17,268,438	487,302	70,653
Total liabilities	17,268,438	487,302	70,653

	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	US$
Mezzanine equity:
Redeemable ordinary shares (US$0.0001 par value; 11,110,000 and nil shares issued and outstanding as of December 31, 2021 and 2022, respectively)*	45,984,876	—	—

Shareholders’ equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 100,000,000 shares and 121,110,000 shares issued and outstanding as of December 31, 2021 and 2022)*	63,291	77,746	12,111
Additional paid-in capital	54,045,908	242,093,942	35,099,483
Statutory reserve	23,599,304	23,599,304	3,421,577
Retained earnings	280,983,836	81,822,030	11,863,081
Accumulated other comprehensive income	400,233	2,520,630	365,457
Total shareholders’ equity	359,092,572	350,113,652	50,761,709
Total liabilities, mezzanine equity and shareholders’ equity	422,345,886	350,600,954	50,832,361

*	Retrospectively restated for effect of stock split (see Note 14).

Schedule of Statements of Comprehensive Operations	Statements of Comprehensive Operations
	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating costs and expenses:
Selling, general and administrative	9,917,104	3,515,595	5,677,577	823,170
Share of income (loss) of subsidiaries, VIEs and VIEs’ subsidiaries	92,241,003	51,773,864	(204,839,384)	(29,698,918)

Net income (loss)	82,323,899	48,258,269	(199,161,807)	(28,875,745)
Net income attributable to ordinary shareholders	82,323,899	48,258,269	(199,161,807)	(28,875,745)
Other comprehensive income (loss)
Foreign currency translation adjustments	(35,391)	211,494	2,120,397	307,429
Total other comprehensive income (loss)	(35,391)	211,494	2,120,397	307,429
Comprehensive income (loss)	82,288,508	48,469,763	(197,041,410)	(28,568,316)

Schedule of Statements of Cash Flows	Statements of Cash Flows
	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net cash used in operating activities	(7,024,113)	(40,186)	(3,460,086)	(501,665)
Net cash used in investing activities	—	—	(109,865,693)	(15,929,028)
Net cash (used in) provided by financing activities	(26,844)	6,353,868	140,000,402	20,298,150
Effect of exchange rate changes on cash and cash equivalents	(251,848)	(62,295)	1,290,142	187,053
Net (decrease) increase in cash and cash equivalents	(7,302,805)	6,251,387	27,964,765	4,054,510
Cash and cash equivalents at the beginning of the year	7,401,073	98,268	6,349,655	920,613
Cash and cash equivalents at the end of the year	98,268	6,349,655	34,314,420	4,975,123